Notes to the Balance Sheet - Summary of Other Comprehensive Income Reserve (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Reserve of change in value of time value of options	€ 331,972	€ (27,486)
Reserve of exchange differences on translation	€ 88,103,480	€ 115,354,088